Investor A Institutional [Member] Average Annual Total Returns - Investor A, Institutional	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500 Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	14.42%	14.82%
Investor A Shares
Prospectus [Line Items]
Average Annual Return, Percent	17.45%	14.01%	14.42%
Investor A Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	16.98%	13.59%	13.95%
Investor A Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	10.54%	11.14%	12.00%
Institutional Shares
Prospectus [Line Items]
Average Annual Return, Percent	17.75%	14.30%	14.71%